Summary of Significant Accounting Policies (Business Combinations and Non-controlling Interests, Foreign Currency Translation, Cash and Cash Equivalents, Investments in Affiliates) (Narrative) (Details)
	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 RMB USD ($)	Dec. 31, 2014 RMB CNY	Dec. 31, 2013 RMB USD ($)	Dec. 31, 2013 RMB CNY
Schedule of Significant Accounting Policies [Line Items]
Non-controlling interests	$ 0	$ 0	$ 0
Rate of exchange RMB for U.S. dollar	6.2046	6.0537
Cash balances denominated in RMB				3,496,083	21,691,760	1,058,315	6,406,727
Impairment of investments in affiliated companies	0	0	0
Book values of investment in affiliated companies	$ 0	$ 0